Shareholder Fees - Slow Capital Growth Fund - Slow Capital Growth Fund	Mar. 01, 2026 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
Redemption Fee	$ (15)